Document And Entity Information	6 Months Ended
Jun. 30, 2025
Document Information Line Items
Entity Central Index Key	0001990251
Document Type	6-K/A
Document Fiscal Year Focus	2025
Entity File Number	001-42294
Entity Registrant Name	Wellchange Holdings Company Limited
Amendment Flag	true
Amendment Description	Amendment No. 1
Document Period End Date	Jun. 30, 2025
Document Fiscal Period Focus	Q2
Current Fiscal Year End Date	--12-31